Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule V-Valuation and Qualifying Accounts
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2016:
Valuation allowance for mortgage loans on real estate	$120	$(120)	$—	$—	$—
Valuation allowance for uncollectible accounts	—	36	—	—	36
Valuation allowance for Reinsurance Recoverables	—	14	—	—	14
Total	$120	$(70)	$—	$—	$50
2015:
Valuation allowance for mortgage loans on real estate	$386	$(266)	$—	$—	$120
Total	$386	$(266)	$—	$—	$120
2014:
Valuation allowance for mortgage loans on real estate	$398	$(12)	$—	$—	$386
Total	$398	$(12)	$—	$—	$386